14. Accrued liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Tax penalty payable	$ 2,780	$ 9,670
Other payable	5,024	4,556
Other tax payables	296	774
Accrued expense	707	1,323
Other accrual and payables	370	172
Total accrued liabilities	$ 9,177	$ 16,495